Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)

9. Accumulated other comprehensive income (loss)

In 2023, Accumulated other comprehensive income amounted to $2,485 compared to $7,665 in 2022, mainly due to unrealized loss from the amortization of deferred gain on termination of hedging financial instruments of $5,180 ($24,840 gains in 2022 and losses of $19,819 in 2021).